Supplemental information - Contractual obligations and commitments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 2,482,705
Leases obligations	89,900
leases due to commence	61,900
Surface lease rental commitments of	1,600
Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,201,928
Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	153,517
Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,025,814
Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	46,496
Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	54,950
Less than 1 year
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	603,270
Less than 1 year | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	448,303
Less than 1 year | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	33,527
Less than 1 year | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	59,431
Less than 1 year | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	29,318
Less than 1 year | Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	32,691
1 - 3 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	249,546
1 - 3 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	79,140
1 - 3 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	38,315
1 - 3 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	93,441
1 - 3 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	16,391
1 - 3 years | Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	22,259
3 - 5 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	225,263
3 - 5 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	79,140
3 - 5 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	32,665
3 - 5 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	113,089
3 - 5 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	369
After 5 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,404,626
After 5 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	595,345
After 5 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	49,010
After 5 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	759,853
After 5 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 418